Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Share-Based Compensation Plan
SHARE-BASED COMPENSATION PLAN
The Company recorded compensation expense related to the share awards and share options of $19.5 million for the year ended December 31, 2018 ($15.5 million for the year ended December 31, 2017).

Share Awards

The weighted average fair value of share awards granted during the year ended December 31, 2018 was $4.04 per restricted and performance award (December 31, 2017 - $5.75).

The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2016	1,508	1,737	3,245
Granted	1,636	1,584	3,220
Vested and converted to common shares	(959)	(1,043)	(2,002)
Forfeited	(157)	(25)	(182)
Balance, December 31, 2017	2,028	2,253	4,281
Granted	2,793	2,591	5,384
Assumed on corporate acquisition(2)	302	257	559
Vested and converted to common shares	(1,682)	(1,661)	(3,343)
Forfeited	(198)	(167)	(365)
Balance, December 31, 2018	3,243	3,273	6,516

(1)	Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.

(2)
Following closing of the business combination (note 4), holders of 0.3 million Raging River restricted awards and 0.3 million performance awards are entitled to receive Baytex common shares rather than Raging River common shares, after adjusting the quantity of awards outstanding based on the exchange ratio. The fair value of the vested awards was included in consideration (note 4) performance awards associated with the business combination have a fixed payout multiplier of 1.0.

Share Options

On August 22, 2018, Baytex became the successor to Raging River's 2012 Option Plan and Raging River's 2016 Option Plan (collectively, the "Option Plans"). Although no new grants will be made under the Option Plans following completion of the Arrangement, share options held under the Option Plans in existence at August 22, 2018 were converted to share options to purchase shares in Baytex, with an exercise price based on the pre-existing exercise price adjusted based on the exchange ratio.

Share options granted under the Option Plans have a maximum term of 3.5 years to expiry. One third of the options granted will vest on each of the first, second, and third anniversaries of the date of grant. At December 31, 2018, 4.9 million share options with a weighted average exercise price of $6.70 were outstanding. The following tables summarize the information about the share options.

(000s, except per common share amounts)	Number of options	Weighted average exercise price
Balance, December 31, 2017	—	$—
Granted	—	—
Assumed on corporate acquisition (note 4)	9,187	6.63
Forfeited/Expired	(4,322)	6.57
Balance, December 31, 2018	4,865	$6.70

	Options Outstanding			Options Exercisable
Exercise price	Number outstanding at December 31, 2018 (000s)	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable at December 31, 2018 (000s)	Weighted average exercise price
$5.00 - $7.00	3,425	1.28	$6.28	2,007	$6.28
$7.01 - $9.00	1,440	1.04	7.68	960	7.68
Total	4,865	1.21	$6.70	2,967	$6.73

The fair value of each option granted was estimated on closing of the business combination (note 4) using the Black-Scholes option-pricing model with the following assumptions.

Risk-free interest rate (%)	2.0%
Expected life (years)	0.8 - 2.8
Expected volatility (%) (1)	50%
Dividend per share	—
Expected forfeiture rate (%)	—
Weighted average fair value at grant date ($/option)	0.25

(1)	Expected volatility has been based on historical share volatility of the Company.